                         PaineWebber Money Market Fund

     Supplement to Statement of Additional Information dated June 30, 2000


                                                                    May 21, 2001

Dear Investor,

This is a supplement to the Statement of Additional Information of the above listed fund. The purpose of the supplement is to notify you of the following changes:

   . Mitchell Hutchins Asset Management Inc. has been renamed "Brinson Advisors, Inc."

   . PaineWebber Master Series, Inc., of which the fund is a series, has been renamed "Brinson Master Series, Inc."

   .    PaineWebber Money Market Fund has been renamed "Brinson Money Market
        Fund."

   .    PaineWebber Incorporated has been renamed "UBS PaineWebber Inc."

   . Brinson Money Market Fund offers its shares through exchange for shares of the corresponding class of other UBS PaineWebber/SM*/ and PaineWebber PACE Select Advisors Trust ("PACE") funds. References throughout the SAI to "PaineWebber fund(s)" should be deemed to include these funds.

   . UBS PaineWebber/SM*/ and Brinson Advisors are indirect wholly owned subsidiaries of UBS AG. UBS AG is an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry.

For more information on the fund, please contact your Financial Advisor.




________________
* UBS PaineWebber is a service mark of UBS AG.
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                         PaineWebber Money Market Fund

                  Supplement to Prospectus dated June 30, 2000


                                                                    May 21, 2001


Dear Investor,

This is a supplement to the Prospectus of the above listed fund. This supplement supercedes the supplement dated March 26, 2001. The purpose of the supplement is to notify you of the following changes:

   . Mitchell Hutchins Asset Management Inc. has been renamed "Brinson Advisors, Inc."

   . PaineWebber Master Series, Inc., of which the fund is a series, has been renamed "Brinson Master Series, Inc."

   .    PaineWebber Money Market Fund has been renamed "Brinson Money Market
        Fund."

   .    PaineWebber Incorporated has been renamed "UBS PaineWebber Inc."

   . Brinson Money Market Fund offers its shares through exchange for shares of the corresponding class of other UBS PaineWebber/SM*/ and PaineWebber PACE Select Advisors Trust ("PACE") funds. References throughout the prospectus to "PaineWebber fund(s)" should be deemed to include these funds.

   . UBS PaineWebber/SM*/ and Brinson Advisors are indirect wholly owned subsidiaries of UBS AG. UBS AG is an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry.

For more information on the fund, please contact your Financial Advisor.




________________
* UBS PaineWebber is a service mark of UBS AG.